Employee Benefits, Benefits Recognized in Accumulated OCI and Weighted-Average Assumptions Used to Estimate Projected Benefit Obligation and to Determine Net Periodic Benefit Cost (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Defined benefit plan, health care cost trend rate assumed, current fiscal year	14.50%
Defined benefit plan, ultimate health care cost trend rate	4.50%
Defined benefit plan, year health care cost trend rate reaches ultimate trend rate	2034
Defined benefit plan, health care cost trend rate expected annual increase (decrease)	2.00%
Minimum [Member]
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Decrease in assumed health care cost trend, rate, projected benefit obligation	1.00%
Maximum [Member]
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Decrease in assumed health care cost trend, rate, projected benefit obligation	1.25%
Equity securities [Member] | Cash balance plan [Member] | Minimum [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	10.00%
Equity securities [Member] | Cash balance plan [Member] | Maximum [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	20.00%
Equity securities [Member] | 401(h) trust [Member] | Minimum [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	50.00%
Equity securities [Member] | 401(h) trust [Member] | Maximum [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	60.00%
Fixed Income Funds [Member] | Cash balance plan [Member] | Minimum [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	75.00%
Fixed Income Funds [Member] | Cash balance plan [Member] | Maximum [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	85.00%
Fixed Income Funds [Member] | 401(h) trust [Member] | Minimum [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	40.00%
Fixed Income Funds [Member] | 401(h) trust [Member] | Maximum [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	50.00%
Real estate, venture capital, private equity and other investments [Member] | Cash balance plan [Member] | Minimum [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	0.00%
Real estate, venture capital, private equity and other investments [Member] | Cash balance plan [Member] | Maximum [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	10.00%
Pension benefits qualified [Member]
Benefits Recognized in Accumulated Other Comprehensive Income [Abstract]
Net actuarial loss (gain)	$ 2,480	$ 2,630
Net prior service cost (credit)	1	0
Total	$ 2,481	$ 2,630
Defined Benefit Plan, Weighted Average Assumptions Used to Estimate Projected Benefit Obligation [Abstract]
Discount rate	5.40%	5.62%
Interest credit rate	4.34%	4.55%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost [Abstract]
Discount rate	5.43%	4.93%	5.12%
Interest crediting rate	4.55%	3.91%	4.10%
Expected return on plan assets	6.32%	5.71%	6.09%
Pension benefits nonqualified [Member]
Benefits Recognized in Accumulated Other Comprehensive Income [Abstract]
Net actuarial loss (gain)	$ 57	$ 42
Net prior service cost (credit)	0	0
Total	$ 57	$ 42
Defined Benefit Plan, Weighted Average Assumptions Used to Estimate Projected Benefit Obligation [Abstract]
Discount rate	5.10%	5.48%
Interest credit rate	3.98%	4.07%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost [Abstract]
Discount rate	5.19%	4.85%	5.04%
Interest crediting rate	4.03%	3.39%	3.58%
Other benefits [Member]
Benefits Recognized in Accumulated Other Comprehensive Income [Abstract]
Net actuarial loss (gain)	$ (381)	$ (384)
Net prior service cost (credit)	(62)	(92)
Total	$ (443)	$ (476)
Defined Benefit Plan, Weighted Average Assumptions Used to Estimate Projected Benefit Obligation [Abstract]
Discount rate	5.22%	5.49%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost [Abstract]
Discount rate	5.10%	4.86%	5.06%
Expected return on plan assets	5.72%	5.16%	5.34%